Exhibit 99.1

FIFTH THIRD AUTO TRUST 2014-2

Statement to Securityholders

Determination Date: January 12, 2017

DATES
Collection Period	31
Collection Period Beginning Date	12/01/2016
Collection Period Ending Date	12/31/2016
Payment Date	1/17/2017
LIBOR Determination Date	12/13/2016
LIBOR Rate	0.704%

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	25.1%	$126,619,814.73	$21,776,463.17	$104,843,351.56
Class A-4 Notes	100.0%	$133,000,000.00	$0.00	$133,000,000.00

Total Securities	15.9%	$259,619,814.73	$21,776,463.17	$237,843,351.56

Overcollateralization		$80,317,934.30	$0.00	$80,317,934.30
Reserve Account Balance		$3,937,153.64	$0.00	$3,937,153.64

Net Pool Balance	20.2%	$339,937,749.03	$21,776,463.17	$318,161,285.86

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	0.190%	$0.00	$0.00
Class A-2-A Notes	0.450%	$0.00	$0.00
Class A-2-B Notes	0.864%	$0.00	$0.00
Class A-3 Notes	0.890%	$126,619,814.73	$93,909.70
Class A-4 Notes	1.380%	$133,000,000.00	$152,950.00

		$259,619,814.73	$246,859.70

II. AVAILABLE FUNDS

Interest Collections	$1,086,154.00
Principal Collections (Including Repurchases)	$21,503,947.88
Liquidation Proceeds	$280,539.73
Liquidation Expenses*	($25,951.10)
Investment Earnings (Collections Act. Remitted to servicer)	$3,891.87
Investment Earnings (Reserve Act. Remitted to servicer)	$727.29

Total Collections	$22,849,309.67
Reserve Account Draw Amount	$0.00

Total Available Funds	$22,849,309.67

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$287,900.62	$287,900.62	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$93,909.70	$93,909.70	$0.00
Class A-4 Notes	$152,950.00	$152,950.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$21,776,463.17	$21,776,463.17	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$538,086.18	$538,086.18	$0.00

	$22,849,309.67	$22,849,309.67	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$21,776,463.17

Total	$21,776,463.17

FIFTH THIRD AUTO TRUST 2014-2

Statement to Securityholders

Determination Date: January 12, 2017

IV. POOL INFORMATION

Beginning of Current Period
Pool Balance	$318,161,285.86
Number of Receivables Outstanding	42,111
Weighted Average Contract Rate	3.781%
Weighted Average Remaining Term (mos)	27.11

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$3,937,153.64
Initial Target Credit Enhancement Overcollateralization Amount	$80,317,934.30
Target Credit Enhancement Overcollateralization Amount	$80,317,934.30
Beginning Period Overcollateralization Amount	$80,317,934.30
Ending Period Overcollateralization Amount	$80,317,934.30

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$3,937,153.64
Beginning Reserve Account Balance	$3,937,153.64
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$3,937,153.64

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$90,798.38
Realized Losses for Collection Period	$97,251.66
CHG Off Recoveries for Collection Period	$105,276.10

Net Losses for Collection Period	($8,024.44)
Net Losses as % of Ending Pool Balance	(0.003%)
Net Loss % for 1 Period Prior	0.045%
Net Loss % for 2 Periods Prior	0.014%
Net Loss % for 3 Periods Prior	0.041%

Four-month Average Net Loss %	0.024%

Cumulative Losses (net of recoveries) for All Collection Periods	$3,828,958.07
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.243%

	# of Receivables	Amount
Receivables 30–59 Days Delinquent	388	$3,344,954.15
As % of Ending Pool Balance		1.051%
Receivables 60–89 Days Delinquent	80	$712,490.65
As % of Ending Pool Balance		0.224%
Receivables 90–119 Days Delinquent	44	$371,231.26
As % of Ending Pool Balance		0.117%
Receivables 120–150 Days Delinquent	5	$28,051.05
As % of Ending Pool Balance		0.009%
Receivables 150+ Days Delinquent	25	$236,971.14
As % of Ending Pool Balance		0.074%
Total Repossession	16	$163,225.86
Total Repossessions Life-to-Date	645	$8,740,121.02

Total 30+ Day Delinquencies	542	$4,693,698.25
As % of Ending Pool Balance		1.475%
Total 30+ Day Delinquency % 1 Period Prior		1.278%
Total 30+ Day Delinquency % 2 Periods Prior		1.300%
Total 30+ Day Delinquency % 3 Periods Prior		1.223%

Four-month Average Total 30+ Day Delinquency %		1.319%

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).